The Master Trust - Summary of Net Assets (Details) - EBP 010 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
The Master Trust
Net Assets Available for Benefits	$ 19,700,544	$ 17,347,403
Percentage of investment owned by the Master Trust	100.00%
Master Trust Balances
The Master Trust
Total Investments at Fair Value	$ 26,899,034	23,025,730
Investments at Contract value - Interest Income Fund	2,414,326	2,405,123
Total Investments	29,313,360	25,430,853
Other Assets/(Liabilities) - Net	(2,288)	(2,943)
Net Assets Available for Benefits	29,311,072	25,427,910
Master Trust Balances | Separate Account - Common Stock
The Master Trust
Total Investments at Fair Value	381,021	506,138
Master Trust Balances | Ford Stock Fund
The Master Trust
Total Investments at Fair Value	1,822,288	1,527,436
Master Trust Balances | Common and commingled institutional pools
The Master Trust
Total Investments at Fair Value	24,695,725	20,992,156
Plan's Interest in Master Trust
The Master Trust
Total Investments at Fair Value	18,075,059	15,752,087
Investments at Contract value - Interest Income Fund	1,506,678	1,484,288
Total Investments	19,581,737	17,236,375
Net Assets Available for Benefits	19,581,737	17,236,375
Plan's Interest in Master Trust | Separate Account - Common Stock
The Master Trust
Total Investments at Fair Value	293,318	394,503
Plan's Interest in Master Trust | Ford Stock Fund
The Master Trust
Total Investments at Fair Value	923,562	798,471
Plan's Interest in Master Trust | Common and commingled institutional pools
The Master Trust
Total Investments at Fair Value	$ 16,858,179	$ 14,559,113